OTHER EXPENSE (INCOME) - Loss on Currency Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Foreign Exchange Gain (Loss) [Line Items]
Total	$ 72	$ 199
Currency translation losses released as a result of the disposal and reorganization of entities
Disclosure of Foreign Exchange Gain (Loss) [Line Items]
Total	11	91
Foreign currency translation losses
Disclosure of Foreign Exchange Gain (Loss) [Line Items]
Total	$ 61	$ 108